OPERATING LEASES - Summary of Operating Lease Payments (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2021	$ 1,549
2022	1,595
2023	1,643
2024	278
2025	0
Total minimum lease payments to be received in the next five years	$ 5,065